GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Goodwill and Intangible Assets, Other Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	$ 848
Intangible assets other than goodwill ending balance	986	$ 848
Goodwill and intangible assets	5,252	4,453
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	2,003	2,748
Acquisitions	154	127
Acquisitions through business combinations (note 2.2.4)	108	58
Disposals		(182)
Foreign exchange differences	(291)	236
Transfers and other movements	92	152
Fully amortized intangible assets		360
Intangible assets other than goodwill ending balance	2,464	2,003
Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	(1,155)	(1,554)
Foreign exchange differences	187	(164)
Transfers and other movements	(3)	17
Fully amortized intangible assets		(359)
Amortization charge	129	107
Impairment charge (note 5.3)	10
Intangible assets other than goodwill ending balance	(1,478)	(1,155)
Concessions, patents and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	285
Intangible assets other than goodwill ending balance	370	285
Goodwill and intangible assets	370	285
Concessions, patents and licenses | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	551	556
Acquisitions	102	85
Acquisitions through business combinations (note 2.2.4)	3	0
Disposals		0
Foreign exchange differences	(114)	82
Transfers and other movements	(10)	(27)
Fully amortized intangible assets		35
Intangible assets other than goodwill ending balance	780	551
Concessions, patents and licenses | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	(266)	(290)
Foreign exchange differences	83	(57)
Transfers and other movements	(15)	0
Fully amortized intangible assets		(34)
Amortization charge	76	67
Impairment charge (note 5.3)	0
Intangible assets other than goodwill ending balance	(410)	(266)
Customer relationships and trade marks
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	204
Intangible assets other than goodwill ending balance	292	204
Goodwill and intangible assets	292	204
Customer relationships and trade marks | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	826	1,168
Acquisitions	0	0
Acquisitions through business combinations (note 2.2.4)	105	58
Disposals		0
Foreign exchange differences	(87)	92
Transfers and other movements	11	(14)
Fully amortized intangible assets		322
Intangible assets other than goodwill ending balance	1,007	826
Customer relationships and trade marks | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	(622)	(1,013)
Foreign exchange differences	68	(84)
Transfers and other movements	(1)	0
Fully amortized intangible assets		(322)
Amortization charge	26	15
Impairment charge (note 5.3)	0
Intangible assets other than goodwill ending balance	(715)	(622)
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	359
Intangible assets other than goodwill ending balance	324	359
Goodwill and intangible assets	143	113
Other | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	626	1,024
Acquisitions	52	42
Acquisitions through business combinations (note 2.2.4)	0	0
Disposals		(182)
Foreign exchange differences	(90)	62
Transfers and other movements	91	193
Fully amortized intangible assets		3
Intangible assets other than goodwill ending balance	677	626
Other | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	(267)	(251)
Foreign exchange differences	36	(23)
Transfers and other movements	13	17
Fully amortized intangible assets		(3)
Amortization charge	27	25
Impairment charge (note 5.3)	10
Intangible assets other than goodwill ending balance	(353)	(267)
Emission rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Goodwill and intangible assets	$ 181	$ 246